Note 7 - Prepaid Expenses - Prepaid Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid professional costs	$ 382,524	$ 0
Prepaid software licenses	35,252	36,424
Prepaid insurance costs	48,305	16,746
Trade show advances	29,964	18,707
Prepaid rent	67,119	27,043
Prepaid office and other costs	0	38,772
Total prepaid expenses	$ 563,164	$ 137,692